Shareholder Report, Line Graph (Details) 1014026_Franklin FTSE United Kingdom ETF_Single Class_TSR Annual {Single Class} - USD ($)										12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018	Nov. 02, 2017	Mar. 31, 2026
Franklin FTSE United Kingdom ETF
Account Value [Line Items]
Line Graph and Table Measure Name										Franklin FTSE United Kingdom ETF (NAV)
Accumulated Value	$ 14,994	$ 13,146	$ 11,718	$ 11,802	$ 10,702	$ 7,858	$ 10,128	$ 10,180	$ 10,000	$ 18,703
FTSE UK Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										FTSE UK Index-NR
Accumulated Value	14,943	13,082	11,648	11,722	10,624	7,801	10,048	10,082	10,000	$ 18,657
FTSE UK Capped Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										FTSE UK Capped Index-NR
Accumulated Value	$ 14,943	$ 13,082	$ 11,648	$ 11,722	$ 10,624	$ 7,801	$ 10,048	$ 10,082	$ 10,000	$ 18,657